OTHER CURRENT LIABILITIES (Schedule Of Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Current Liabilities [Line Items]
Employees and related expenses	$ 16,725	$ 21,040
Government institutions	2,566	3,932
Income tax payable	933	1,918
Warranty reserve	722	1,476
Operating lease liabilities	2,511	2,404
Credit risk sharing liabilities	5,507	0
Contractor liability	5,101	5,656
Accrued commissions	2,379	1,435
Other	2,870	1,386
Total other current liabilities	$ 39,314	$ 39,247